SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2025 shares	Sep. 30, 2024 shares	May 31, 2024 shares	Jan. 01, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares								₪ 0.01		₪ 0.01
Repurchase of ordinary shares | $					$ 127,400	$ 285,400
Repurchase of ordinary shares, shares					6,950,000	16,050,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSUs granted					14,970	18,556	24,334
Vested options | $					$ 10,411
Unvested options									891,967
Unrecognized compensation expense | $									$ 7,765
Unrecognized compensation cost, recognition period					7 months 20 days
Fair value of RSU granted, per share | $ / shares					$ 17.9	$ 25.9	$ 34.44
2018 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares					800,000
Number of shares authorized to be issued as ordinary shares									9,178,000
Number of options available for grant									1,583,202
Aggregate intrinsic value | $									$ 2,342
2018 Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares				9,978,000
2018 Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life					1 year 7 days
Total intrinsic value of options exercised | $					$ 1,296	$ 12,184	$ 24,819
Share Repurchase Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares | $					$ 508,100
Percentage of new share repurchase of outstanding shares	10.00%
Repurchase of ordinary shares, shares	6,950,000	7,680,000	8,370,000		25,557,829